Income Tax (Details) - Schedule of company’s net deferred tax assets - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Deferred tax assets:
Net operating loss carry-forwards	$ 221,195	$ 129,034
Total of deferred tax assets	221,195	129,034
Less: valuation allowance
Net deferred assets	$ 221,195	$ 129,034